Warrants (Details)	3 Months Ended	9 Months Ended
	Dec. 31, 2020 USD ($) D $ / shares	Sep. 30, 2021 D $ / shares	Feb. 11, 2021 $ / shares
Class of Warrant or Right [Line Items]
Threshold maximum period for filing registration statement after business combination	15 days
Public Warrants
Class of Warrant or Right [Line Items]
Number Of warrants, Outstanding | $	$ 0
Public Warrants exercisable term after the completion of a business combination	30 days	30 days
Public Warrants exercisable term from the closing of the public offering	12 months	12 months
Threshold maximum period for filing registration statement after business combination	5 years
Public Warrants expiration term		5 years
Trading days determining volume weighted average price		20 days
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Threshold business days before sending notice of redemption to warrant holders | D	3
Aggregate gross proceeds as percentage of total equity proceeds	60.00%	60.00%
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Public Warrants | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share) | $ / shares		$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants | D	20	20
Threshold business days before sending notice of redemption to warrant holders | D	30
Trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination | D		30
Adjustment of redemption price of stock based on market value and newly issued price (as a percent)	180.00%	180.00%
Public Warrants | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares	$ 10.00	$ 10.00
Adjustment of redemption price of stock based on market value and newly issued price (as a percent)	100.00%	100.00%
Private Placement Warrants
Class of Warrant or Right [Line Items]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days
Class A ordinary shares
Class of Warrant or Right [Line Items]
Price per share | $ / shares	$ 9.20	$ 9.20	$ 11.50
Trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination | D	20